Other income (loss), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other income
Other income	€ 1,863	€ 1,023	€ 2,018
Foreign exchange gains, net		1,783
Total other income	1,863	2,806	2,018
Other expenses
Foreign exchange losses, net	(2,057)		(510)
Other operational expenses	(2,332)	(1,915)	(2,307)
Total other expenses	(4,390)	(1,915)	(2,817)
Other income, net	€ (2,527)	€ 892	€ (799)